Trade Receivables - Schedule of Ageing Analysis of Trade Receivables (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)
Schedule of Ageing Analysis of Trade Receivables [Line Items]
Ageing analysis of trade receivables	$ 19,617	د.إ 72,033	$ 24,092	د.إ 88,463	د.إ 41,213
Ageing analysis of trade receivables (in Dollars)	19,617	72,033	24,092	88,463	41,213
Not past due 0 – 90 days [Member]
Schedule of Ageing Analysis of Trade Receivables [Line Items]
Ageing analysis of trade receivables	8,393	30,820	12,868	47,250
Ageing analysis of trade receivables (in Dollars)	8,393	30,820	12,868	47,250
Not past due 91 – 360 days [Member]
Schedule of Ageing Analysis of Trade Receivables [Line Items]
Ageing analysis of trade receivables
Ageing analysis of trade receivables (in Dollars)
Past due Over 360 days [Member]
Schedule of Ageing Analysis of Trade Receivables [Line Items]
Ageing analysis of trade receivables	11,224	41,213	11,224	41,213	41,213
Ageing analysis of trade receivables (in Dollars)	$ 11,224	د.إ 41,213	$ 11,224	د.إ 41,213	د.إ 41,213